Leases - Additional Details Related to Leases Recorded on the Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Operating lease right-of-use assets, net	$ 35.0	$ 36.8
Current portion of operating lease liabilities	4.0	4.0
Operating lease liabilities, net of current portion	$ 38.3	40.7
DiscoverOrg Holdings
Business Acquisition [Line Items]
Operating lease right-of-use assets, net		36.8	$ 0.0
Current portion of operating lease liabilities		4.0	0.0
Operating lease liabilities, net of current portion		$ 40.7	$ 0.0